BALANCE SHEET VALUES OF FINANCIAL ASSETS AND LIABILITIES BY MEASUREMENT CATEGORIES	12 Months Ended
Dec. 31, 2023
BALANCE SHEET VALUES OF FINANCIAL ASSETS AND LIABILITIES BY MEASUREMENT CATEGORIES
BALANCE SHEET VALUES OF FINANCIAL ASSETS AND LIABILITIES BY MEASUREMENT CATEGORIES
27.	BALANCE SHEET VALUES OF FINANCIAL ASSETS AND LIABILITIES BY MEASUREMENT CATEGORIES

		Derivative financial
	Financial assets/	instruments	Financial assets/
	liabilities at fair	used in cash	liabilities	Financial assets	Carrying amount
December 31, 2023	value through	flow hedge	measured at	at fair value	by balance sheet
USD million	profit and loss	accounting	amortized cost	through OCI	item
NON-CURRENT FINANCIAL ASSETS
Other non-current financial assets			70.2	9.2	79.4
Derivative financial instruments [3]
Interest rate derivatives	3.3				3.3

CURRENT FINANCIAL ASSETS
Hold-to-collect accounts receivable			597.2		597.2
Available for sale factoring receivables				2.6	2.6
Other non-interest yielding receivables [1]			118.0		118.0
Promissory notes[1]				6.8	6.8
Derivative financial instruments [3]
Foreign exchange derivatives	3.9	8.5			12.5
Interest rate derivatives		0.8			0.8
Cash and cash equivalents			483.4		483.4

Balance by category at December 31, 2023	7.2	9.3	1,268.8	18.6	1,303.9

LONG-TERM FINANCIAL LIABILITIES			5,940.4		5,940.4
Long-term interest-bearing liabilities			250.4		250.4
Long-term lease liabilities			27.6		27.6
Other long-term liabilities
Derivative financial instruments [3]
Foreign exchange derivatives		1.8			1.8

CURRENT FINANCIAL LIABILITIES
Current interest-bearing liabilities			381.0		381.0
Current lease liabilities			89.4		89.4
Accounts payable			426.5		426.5
Other current liabilities [2]			507.8		507.8
Derivative financial instruments [3]
Foreign exchange derivatives	9.6	21.2			30.8
Interest rate derivatives		0.4			0.4

Balance by category at December 31, 2023	9.6	23.4	7,623.1	—	7,656.1

	Financial	Derivative financial
	assets/liabilities	instruments	Financial assets/		Carrying
	at fair value	used in cash	liabilities	Financial assets	amount by
December 31, 2022	through profit	flow hedge	measured at	at fair value	balance sheet
USD million	and loss	accounting	amortized cost	through OCI	item
NON-CURRENT FINANCIAL ASSETS
Other non-current financial assets			55.3	8.9	64.2
Derivative financial instruments [3]
Interest rate derivatives	5.7				5.7

CURRENT FINANCIAL ASSETS
Hold-to-collect accounts receivable			675.4		675.4
Other non-interest yielding receivables [1]			124.4		124.4
Promissory notes[1]				5.5	5.5
Derivative financial instruments [3]
Foreign exchange derivatives	5.9	17.6			23.5
Cash and cash equivalents			402.0		402.0

Balance by category at December 31, 2022	11.5	17.6	1,257.1	14.4	1,300.7

LONG-TERM FINANCIAL LIABILITIES
Long-term interest-bearing liabilities			5,831.2		5,831.2
Long-term lease liabilities			133.0		133.0
Other long-term liabilities			32.7		32.7

CURRENT FINANCIAL LIABILITIES
Current interest-bearing liabilities			208.3		208.3
Current lease liabilities			63.5		63.5
Accounts payable			435.6		435.6
Other current liabilities [2]			444.3		444.3
Derivative financial instruments [3]
Foreign exchange derivatives	3.9	19.7			23.7
Interest rate derivatives		2.0			2.0

Balance by category at December 31, 2022	3.9	21.8	7,148.5	—	7,174.2

	December 31,	December 31,
USD million	2023	2022
[1] Other non-interest yielding receivables
Prepaid expenses and other receivables	162.3	173.3
./. Other tax receivables	24.3	19.9
./. Derivative financial instruments	13.2	23.5
./. Promissory notes	6.8	5.5
Total	118.0	124.4

[2] Other current liabilities
Accrued liabilities	567.5	498.8
./. Other tax liabilities	28.5	28.8
./. Derivative financial instruments	31.2	25.7
Total	507.8	444.3
[3]

The values as per the consolidated statement of financial position of the derivatives have been recorded as they are disclosed in the Group’s consolidated statement of financial position and fair value reserve, and therefore cannot be reconciled with their actual fair values.

The following table presents the Group’s financial assets and liabilities that are measured at fair value at December 31, 2023:

	Level 1	Level 2	Level 3	Total
Assets
Financial assets at fair value through profit or loss		7.2		7.2
Derivative financial instruments used in hedge accounting		9.3		9.3
Other non-current financial assets at fair value through OCI			18.6	18.6
Total		16.5	18.6	35.1

Liabilities
Financial liabilities at fair value through profit or loss		9.6		9.6
Derivative financial instruments used in hedge accounting		23.4		23.4
Total		33.0		33.0

The following table presents the Group’s financial assets and liabilities that are measured at fair value at December 31, 2022:

	Level 1	Level 2	Level 3	Total
Assets
Financial assets at fair value through profit or loss		11.5		11.5
Derivative financial instruments used in hedge accounting		17.6		17.6
Other non-current financial assets at fair value through OCI			14.4	14.4
Total		29.1	14.4	43.5

Liabilities
Financial liabilities at fair value through profit or loss		3.9		3.9
Derivative financial instruments used in hedge accounting		21.8		21.8
Total		25.7		25.7

Carrying amounts of current financial instruments carried at amortized cost are reasonable approximation of fair value due to their short-term nature. Carrying amounts of loans from financial institutions, loans from related parties, and other interest-bearing liabilities approximate their fair values because the loans are at floating rate.

Level 1: The fair value of financial instruments traded in active markets is based on quoted market prices at the end of the reporting period. The Group does not have any financial instrument included in level 1.

Level 2: The fair value of financial instruments that are not traded in an active market (e.g. over-the-counter derivatives) is determined using valuation techniques that maximize the use of observable market data and rely as little as possible on entity-specific estimates. If all significant inputs required to fair value an instrument are observable, the instrument is included in level 2.

Level 3: If one or more of the significant inputs is not based on observable market data, the instrument is included in level 3. This is the case for unlisted equity securities. The Group’s policy is to recognize transfers into and out of fair value hierarchy levels as at the end of the reporting period. There were no transfers between levels 2 and 3 for recurring fair value measurements during the fiscal years.

Specific valuation techniques used to value financial instruments include:

●	for interest rate swaps - the present value of the estimated future cash flows based on observable yield curves
●for foreign currency forwards - the present value of future cash flows based on the forward exchange rates at the consolidated statement of financial position, and
●	for other financial instruments - discounted cash flow analysis.

All of the resulting fair value estimates are included in level 2, except for unlisted equity securities, promissory notes and available for sale factoring receivables, where the fair values have been determined based on present values and the discount rates used were adjusted for counterparty or own credit risk. In cases where credit risk of counterparty is low and maturity is short-term, the carrying amount of such instrument approximates its fair value.

The following table show the valuation technique used in measuring level 3 fair values for financial instruments in the consolidated statement of financial position, as well as the significant unobservable inputs used.

Type	Valuation technique	Significant unobservable input
Unlisted equity securities	Market comparison approach: fair value of unlisted equity securities is determined by reference to market multiples of comparable listed companies, adjusted by discount for lack of marketability.	(i)Sales growth factor (ii)Risk-adjusted discount rate
Promissory notes	The carrying amount approximates fair value due to the short-term maturity of these instruments and low credit risk of counterparty.	The carrying amount approximates fair value due to the short-term maturity of these instruments and low credit risk of counterparty.
Available for sale factoring receivables	The carrying amount approximates fair value due to the short-term maturity of these instruments and low credit risk of counterparty.	The carrying amount approximates fair value due to the short-term maturity of these instruments and low credit risk of counterparty.

As of each reporting year end, the Group analyses the level 3 fair values and performs an assessment of the movements, if any. The Group may engage external valuation experts to perform valuation on the level 3 fair value if the amount involved is significant or the valuation process requires significant judgement. For example, the Group engaged external valuation experts to perform valuation on its investment in Liesheng in 2022.

The following table presents the changes in level 3 items during the years:

			Available for sale
	Unlisted equity	Promissory	factoring
USD million	securities	notes	receivables	Total
Opening balance January 1, 2022	0.3	5.9	29.2	35.4
Additions	19.5	5.5	—	25.0
Disposals	0.0	(5.9)	(27.8)	(33.7)
Losses recognized in OCI	(10.9)	0.0	—	(10.9)
Losses recognized in the consolidated statement of loss *	—	0.0	(1.4)	(1.4)
Closing balance December 31, 2022	8.9	5.5	0.0	14.4
Additions	—	6.8	2.6	9.4
Disposals	—	(5.5)	—	(5.5)
Losses recognized in OCI	0.3	—	—	0.3
Losses recognized in the consolidated statement of loss *	—	—	—	0.0
Closing balance December 31, 2023	9.2	6.8	2.6	18.6
*

Gains or (losses) are recognized in financing costs. The amount includes unrealized gains or (losses) recognized in the consolidated statement of loss attributable to balances held at the end of the reporting period, if any.